Income Tax - Additional Information (Detail) (USD $)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income Taxes [Line Items]
Provision (benefit) for income taxes	$ 17,000	$ (21,591)	$ 26,193	$ 170,000
Increased in valuation allowance tax	1,576,000			2,902,000
Net operating loss carryforwards, federal and state	816,000			7,220,000
Net tax operating losses, expiration				Begin to expire in various amounts beginning in the year 2032.
Tax years remain to examination				2012
Unrecognized tax benefits	0			0
Unrecognized tax benefits income tax penalties and interest recognized	$ 0			$ 0